Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Diluted Net Loss Per Share (Parenthetical) (Details)	1 Months Ended
Jan. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock. conversion basis	2.0681